INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
The Significant Components Of The Income Tax Expense [Abstract]
Current tax expense domestic					€ (110,967,000)	€ (84,783,000)	€ (106,050,000)
Current tax expense foreign					(149,212,000)	(78,965,000)	(54,073,000)
Deferred tax (expense)/benefit domestic					163,872,000	(46,745,000)	(36,263,000)
Deferred tax (expense)/benefit foreign					34,673,000	(10,131,000)	(45,695,000)
Total income tax expense				88,606,000	61,634,000	220,624,000	242,081,000
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates [Abstract]
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)					36,084	(202,476)	(286,292)
Effect of tax exempt income					35,029	141,447	85,567
Effect of different tax rates in other countries					65,422	59,068	73,338
Non deductible expenses					(52,769)	(26,456)	(66,040)
Statutory revaluation of fixed assets						(89,768)	18,941
Effect of change in income tax rate					(40,211)	(25,360)	(40,006)
General allowance for loans losses recognized only for tax purposes						2,638	72,785
Non-offsettable income taxes with current year income taxes					(14,059)	(22,754)	(66,608)
Tax audit settlement					(2,494)		(19,189)
Other					(9,535)	(9,227)	(14,577)
Income tax expense / (benefit) before additional income taxes					17,467	(172,888)	(242,081)
Additional tax under Greek Tax Law 3808/2009 and Tax Law 3845/2010					(26,126)	(47,736)
Non-offsettable income taxes in accordance with Law 3842/2010					(52,975)
Income tax expense after additional income taxes					(61,634)	(220,624)	(242,081)
Deferred Tax Assets:
Allowance for loan losses					6,980,000	2,498,000
Mark to market valuation of securities and derivatives					662,550,000	186,118,000
Pension and other post retirement benefits					53,117,000	50,621,000
Insurance reserves					18,867,000	15,960,000
Revaluation of land and buildings					140,875,000	140,869,000
Intangibles recognised upon acquisition and other assets					311,000	408,000
Tax free reserves					17,000	0
Tax loss carried forward					289,134,000	147,040,000
Other					51,728,000	12,389,000
Gross deferred tax assets					1,223,579,000	555,903,000
Deferred tax assets / liabilities for netting					(156,999,000)	(159,874,000)
Net deferred tax assets					1,066,580,000	396,029,000
Deferred Tax Liabilities:
Allowance for loan losses					(39,971,000)	(40,721,000)
Mark to market valuation of securities and derivatives					(44,168,000)	(89,801,000)
Pension and other post retirement benefits					(1,000)	0
Revaluation of land and buildings					(1,351,000)	(1,088,000)
Intangibles recognised upon acquisition and other assets					(49,515,000)	(48,725,000)
Tax free reserves					(95,202,000)	(95,260,000)
Deferred Tax Liabilities Other					(65,837,000)	(46,683,000)
Gross deferred tax liablities					(296,045,000)	(322,278,000)
Deferred tax liabilities / assets for netting					156,999,000	159,874,000
Deferred Tax Liabilities Net					(139,046,000)	(162,404,000)
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year			10,763,000		18,873,000	10,125,000	29,409,000
Decreases related to positions taken during prior years					(32,000)	0	(75,000)
Increases related to positions taken during the current year					3,500,000	15,525,000	6,014,000
Settlements					(11,606,000)	(7,008,000)	(22,544,000)
Effect of foreign exchange differences					28,000	231,000	(2,679,000)
Balance, at end of year					10,763,000	18,873,000	10,125,000
Income Tax Disclosure Textual Details [Abstract]
Operating Loss Carryforwards					1,392,034,000
Existing law / New law	20.00%	20.00%	20.00%	24.00%	24.00%	24.00%	25.00%
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance					40,200,000	254,000,000
Profit distribution withholding tax				25.00%	25.00%
Withholding tax on bond interest income not refunded					53,000,000
Special tax levy / non-recurring tax					26.1	47.7
Profit limitation for additional tax						5,000,000	100,000
Interest					50,000	44,000	111,000
Cumulative interest					57,000	199,000	169,000
Settlement of open tax years					€ 11,606,000	€ 0	€ 0